Cash Flow Information - Net Cash Flows from Operating Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Income taxes paid, net of recoveries	$ (91.2)	$ (89.0)
Interest paid, net of receipts	$ (61.1)	$ (36.4)